Document And Entity Information	12 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Entity Registrant Name	Bionik Laboratories Corp.
Entity Central Index Key	0001508381
Entity Filer Category	Smaller Reporting Company